Goodwill and Purchased Intangibles (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill And Purchased Intangibles Tables
Schedule of total purchased intangible assets

The following table presents details of the Company’s total purchased intangible assets as of June 30, 2013 and December 31, 2012:

	Balance at			Balance at
	December 31, 2012	Additions	Amortization	June 30, 2013
Patents and trademarks	$111,620	$-	$(4,199)	$107,421
Customer contracts	78,765	813,000	(25,164)	866,601
Customer and merchant relationships	29,056	203,000	(16,428)	215,628
Trade name	30,588	76,000	(6,413)	100,175
Acquired technology	193,458	167,000	(30,867)	329,591
Non-compete agreement	625	124,000	(5,268)	119,357
	$444,112	$1,383,000	$(88,339)	$1,738,773

Sequence, LLC:

	Fair value	Useful Lives
Merchant relationships	$181,000	12 years
Trade name	76,000	5 years
Developed technology	71,000	5 years

Front Door Insights LLC:

	Fair value	Useful Lives
Contracts	813,000	7 years
Customer relationships	22,000	12 years
Developed technology	96,000	5 years
Non-compete agreement	124,000	3 years

The following table presents details of the Company’s total purchased intangible assets as of December 31, 2012:

	Balance at			Balance at
	December 31, 2011	Amortization	Impairment	December 31, 2012
Patents and trademarks	$120,016	$(8,396)	$-	$111,620
Customer contracts	103,000	(24,235)	-	78,765
Customer relationships	496,999	(349,094)	(118,849)	29,056
Trade name	70,750	(40,162)	-	30,588
Technology / IP	322,116	(102,111)	(26,547)	193,458
Non-compete	3,625	(3,000)	-	625
	$1,116,506	$(526,998)	$(145,396)	$444,112

The following table presents details of the Company’s total purchased intangible assets as of December 31, 2011:

	Balance at				Balance at
	December 31, 2010	Additions	Amortization	Impairment	December 31, 2011
Patents and trademarks	$-	$127,000	$(6,984)	-	$120,016
Customer contracts	-	1,026,000	(153,900)	(769,100)	103,000
Customer relationships	-	1,406,000	(428,584)	(480,417)	496,999
Trade name	-	140,000	(53,000)	(16,250)	70,750
Technology / IP	-	458,000	(84,434)	(51,450)	322,116
Non-compete	-	16,000	(4,458)	(7,917)	3,625
	$-	$3,173,000	$(731,360)	$(1,325,134)	$1,116,506

Future amortization expense of purchased intangible

The estimated future amortization expense of purchased intangible assets as of June 30, 2013 is as follows:

Year ending December 31,	Amount
2013	$174,162
2014	319,268
2015	319,268
2016	245,283
2017	190,064
Thereafter	490,728

The estimated future amortization expense of purchased intangible assets as of December 31, 2012 is as follows:

Year ending December 31,	Amount
2013	$125,956
2014	96,275
2015	96,275
2016	47,570
2017	8,396
Thereafter	69,640
$444,112